Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2014
Registrant Name	dei_EntityRegistrantName	ADVISORS INNER CIRCLE FUND
Central Index Key	dei_EntityCentralIndexKey	0000878719
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 28, 2014
Document Effective Date	dei_DocumentEffectiveDate	Aug. 28, 2014
Prospectus Date	rr_ProspectusDate	Sep. 01, 2014
CAMBIAR OPPORTUNITY FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CAMBIAR OPPORTUNITY FUND
Objective [Heading]	rr_ObjectiveHeading	FUND INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Cambiar Opportunity Fund (the "Fund") seeks total return and capital preservation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 1, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 58% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees have been restated to reflect current fees due to a reduction in the management fee that occurred on September 1, 2013.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because management fees have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The goal of the Fund is to provide above-average performance in both rising and falling market periods by investing in stocks that have limited downside risk and positive upside potential. Normally, the Fund invests at least 65% of its net assets in common stocks of companies with market capitalizations over $1 billion at the time of purchase.

The Adviser's investment professionals work as a team to develop investment ideas by analyzing company and industry statements, monitoring Wall Street and other research sources, and interviewing company management. The Adviser also evaluates economic conditions and fiscal and monetary policies. The Adviser's approach focuses first on individual stocks and then on industries or sectors. The Adviser does not attempt to time the market. The Adviser tries to select quality companies:

o	Possessing above-average financial characteristics;

o	Having seasoned management;

o	Enjoying product or market advantages;

o	Whose stock is selling at a low relative historical valuation based on ratios such as price-to-earnings, price-to-book, price-to-sales and price-to-cash flow;

o	Experiencing positive developments not yet recognized by the markets, such as positive changes in management, improved margins, corporate restructuring or new products; and/or

o	Possessing significant appreciation potential within 12 to 18 months.

The Adviser may sell a stock because:

o	It realizes positive developments and achieves its target price;

o	It experiences exaggerated price moves relative to actual developments;

o	It becomes overweighted in the portfolio; or

o	It experiences a change in or deteriorating fundamentals.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

The Fund pursues a "value style" of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of market conditions, or a company's value or prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Institutional Class Shares of the Fund commenced operations on November 3, 2005. As a result, the performance information provided includes the returns of Investor Class Shares of the Fund for periods before November 3, 2005. Investor Class Shares of the Fund are offered in a separate prospectus. Institutional Class Shares would have substantially similar performance as Investor Class Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that expenses of Institutional Class Shares are lower.

Updated performance information is available on the Fund's website at www.cambiar.com or by calling 1-866-777-8227.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-777-8227
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cambiar.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the chart, the highest return for a quarter was 22.16% (quarter ended 6/30/2009) and the lowest return for a quarter was (24.02)% (quarter ended 12/31/2008). The Fund's Institutional Class Shares' total return from 1/1/2014 to 6/30/2014 was 7.55% .

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's Institutional Class Shares' total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.02%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2013
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

CAMBIAR OPPORTUNITY FUND | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CAMBIAR OPPORTUNITY FUND
Objective [Heading]	rr_ObjectiveHeading	FUND INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Cambiar Opportunity Fund (the "Fund") seeks total return and capital preservation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 1, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 58% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees have been restated to reflect current fees due to a reduction in the management fee that occurred on September 1, 2013.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because management fees have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The goal of the Fund is to provide above-average performance in both rising and falling market periods by investing in stocks that have limited downside risk and positive upside potential. Normally, the Fund invests at least 65% of its net assets in common stocks of companies with market capitalizations over $1 billion at the time of purchase.

The Adviser's investment professionals work as a team to develop investment ideas by analyzing company and industry statements, monitoring Wall Street and other research sources, and interviewing company management. The Adviser also evaluates economic conditions and fiscal and monetary policies. The Adviser's approach focuses first on individual stocks and then on industries or sectors. The Adviser does not attempt to time the market. The Adviser tries to select quality companies:

o	Possessing above-average financial characteristics;

o	Having seasoned management;

o	Enjoying product or market advantages;

o	Whose stock is selling at a low relative historical valuation based on ratios such as price-to-earnings, price-to-book, price-to-sales and price-to-cash flow;

o	Experiencing positive developments not yet recognized by the markets, such as positive changes in management, improved margins, corporate restructuring or new products; and/or

o	Possessing significant appreciation potential within 12 to 18 months.

The Adviser may sell a stock because:

o	It realizes positive developments and achieves its target price;

o	It experiences exaggerated price moves relative to actual developments;

o	It becomes overweighted in the portfolio; or

o	It experiences a change in or deteriorating fundamentals.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

The Fund pursues a "value style" of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of market conditions, or a company's value or prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in Investor Class Shares of the Fund by showing changes in the Fund's Investor Class Shares' performance from year to year and by showing how the Fund's Investor Class Shares' average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.cambiar.com or by calling 1-866-777-8227.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in Investor Class Shares of the Fund by showing changes in the Fund's Investor Class Shares' performance from year to year and by showing how the Fund's Investor Class Shares' average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-777-8227
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cambiar.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the chart, the Fund's Investor Class Shares' highest return for a quarter was 22.06% (quarter ended 6/30/2009) and the lowest return for a quarter was (24.06)% (quarter ended 12/31/2008). The Fund's Investor Class Shares' total return from 1/1/2014 to 6/30/2014 was 7.41%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's Investor Class Shares' total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.41%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.06%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2013
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

CAMBIAR OPPORTUNITY FUND | INSTITUTIONAL CLASS SHARES | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%	[2]
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.95%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	316
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	552
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,231
2004	rr_AnnualReturn2004	15.05%
2005	rr_AnnualReturn2005	7.07%
2006	rr_AnnualReturn2006	16.96%
2007	rr_AnnualReturn2007	(1.66%)
2008	rr_AnnualReturn2008	(40.46%)
2009	rr_AnnualReturn2009	42.14%
2010	rr_AnnualReturn2010	19.22%
2011	rr_AnnualReturn2011	(8.48%)
2012	rr_AnnualReturn2012	8.86%
2013	rr_AnnualReturn2013	32.10%
Label	rr_AverageAnnualReturnLabel	Fund Returns Before Taxes
1 YEAR	rr_AverageAnnualReturnYear01	32.10%
5 YEARS	rr_AverageAnnualReturnYear05	17.40%
10 YEARS	rr_AverageAnnualReturnYear10	6.52%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	8.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 1998
CAMBIAR OPPORTUNITY FUND | INVESTOR CLASS SHARES | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%	[1]
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%	[2]
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.20%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	394
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	686
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,517
2004	rr_AnnualReturn2004	15.05%
2005	rr_AnnualReturn2005	7.01%
2006	rr_AnnualReturn2006	16.64%
2007	rr_AnnualReturn2007	(1.86%)
2008	rr_AnnualReturn2008	(40.61%)
2009	rr_AnnualReturn2009	41.70%
2010	rr_AnnualReturn2010	18.94%
2011	rr_AnnualReturn2011	(8.69%)
2012	rr_AnnualReturn2012	8.56%
2013	rr_AnnualReturn2013	31.76%
Label	rr_AverageAnnualReturnLabel	Fund Returns Before Taxes
1 YEAR	rr_AverageAnnualReturnYear01	31.76%
5 YEARS	rr_AverageAnnualReturnYear05	17.10%
10 YEARS	rr_AverageAnnualReturnYear10	6.30%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	8.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 1998
CAMBIAR OPPORTUNITY FUND | Fund Returns After Taxes on Distributions | INSTITUTIONAL CLASS SHARES | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions
1 YEAR	rr_AverageAnnualReturnYear01	31.72%
5 YEARS	rr_AverageAnnualReturnYear05	17.16%
10 YEARS	rr_AverageAnnualReturnYear10	6.23%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	7.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 1998
CAMBIAR OPPORTUNITY FUND | Fund Returns After Taxes on Distributions | INVESTOR CLASS SHARES | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions
1 YEAR	rr_AverageAnnualReturnYear01	31.46%
5 YEARS	rr_AverageAnnualReturnYear05	16.92%
10 YEARS	rr_AverageAnnualReturnYear10	6.07%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	7.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 1998
CAMBIAR OPPORTUNITY FUND | Fund Returns After Taxes on Distributions and Sales | INSTITUTIONAL CLASS SHARES | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions and Sale of Fund Shares
1 YEAR	rr_AverageAnnualReturnYear01	18.48%
5 YEARS	rr_AverageAnnualReturnYear05	14.13%
10 YEARS	rr_AverageAnnualReturnYear10	5.28%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 1998
CAMBIAR OPPORTUNITY FUND | Fund Returns After Taxes on Distributions and Sales | INVESTOR CLASS SHARES | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions and Sale of Fund Shares
1 YEAR	rr_AverageAnnualReturnYear01	18.22%
5 YEARS	rr_AverageAnnualReturnYear05	13.88%
10 YEARS	rr_AverageAnnualReturnYear10	5.10%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 1998
CAMBIAR OPPORTUNITY FUND | S&P 500 ([R]) Index (reflects no deduction for fees, expenses, or taxes) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 ([R]) Index (reflects no deduction for fees, expenses, or taxes)
1 YEAR	rr_AverageAnnualReturnYear01	32.39%
5 YEARS	rr_AverageAnnualReturnYear05	17.94%
10 YEARS	rr_AverageAnnualReturnYear10	7.40%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 1998
CAMBIAR OPPORTUNITY FUND | S&P 500 ([R]) Index (reflects no deduction for fees, expenses, or taxes) | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 ([R]) Index (reflects no deduction for fees, expenses, or taxes)
1 YEAR	rr_AverageAnnualReturnYear01	32.39%
5 YEARS	rr_AverageAnnualReturnYear05	17.94%
10 YEARS	rr_AverageAnnualReturnYear10	7.40%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 1998
CAMBIAR INTERNATIONAL EQUITY FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CAMBIAR INTERNATIONAL EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	FUND INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Cambiar International Equity Fund (the "Fund") seeks total return and capital preservation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 1, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 58% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees have been restated to reflect current fees due to a reduction in the management fee that occurred on September 1, 2013.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The Total Annual Fund Operating Expenses in this fee table, after fee reductions and/or expense reimbursements, do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The goal of the Fund is to provide above-average performance in both rising and falling market periods by investing in stocks that have limited downside risk and positive upside potential. The Fund normally seeks to achieve its goal by investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of foreign companies. This investment policy may be changed by the Fund upon 60 days' prior written notice to shareholders. The Fund expects, under normal market conditions, to invest in at least three different countries. In selecting investments for the Fund, the Adviser focuses predominantly on medium to large market capitalization equity securities.

The Adviser considers a company to be a "foreign company" if: (i) 50% of the company's assets are located outside of the United States; or (ii) 50% of the company's revenues are generated outside of the United States; or (iii) the company is domiciled or doing a substantial amount of business outside of the United States. The majority of these companies operate in "established" markets; however, when opportunities warrant, the Adviser may invest, without limit, in securities of companies in "emerging market" countries. An "emerging market" country is any country determined by the Adviser to have an emerging market economy, considering factors such as the country's credit rating, its political and economic stability and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products than more developed countries. In many circumstances, the Fund purchases American Depositary Receipt listings ("ADRs") of foreign companies on U.S. exchanges, rather than foreign shares on foreign exchanges, to facilitate greater liquidity and lower custodial expenses.

The Adviser's primary analysis criteria is active individual company selection based on the relative merits and valuation of the underlying corporate entity. The Adviser employs a relative value approach, whereby it searches for companies trading at the low end of historic and sectoral valuation ranges, with a strong market position or product franchise and good overall financial condition. The Adviser's selection and screening criteria are extremely qualitative, and the Adviser makes little attempt to time market or sector movements. The following are typical factors the Adviser considers when purchasing stocks:

o	Low price-earnings ratio relative to historic norms and peer group;

o	Low cash flow multiple relative to historic norms and peer group;

o	New product and/or restructuring potential under-appreciated by the marketplace;

o	Sudden stock price decline caused by flight of "momentum investors" with little change in fundamentals; and

o	Excessive investor pessimism in relation to overall outlook for company over the medium to long term.

The Adviser also utilizes active country selection as a secondary selection criteria, which is overlaid on the bottom-up criteria described above. The Adviser's country allocation does not seek to replicate any particular index's country allocation by global capitalization or regional capitalization. However, the Adviser seeks to avoid specific countries where it is deemed that there exists a high likelihood of economic and financial turbulence due to poor or worsening economic fundamentals, and may seek larger positions in countries where specific economic risk factors are overestimated by the marketplace, causing depressed valuations. A similar approach will be used with regard to overweighting or underweighting specific industrial sectors by country.

The Adviser will tend to hold securities for longer periods of time. Positions held will be carefully re-examined when, for example:

o	The stock has realized its price target;

o	It experiences exaggerated price moves relative to actual developments; or

o	There is a material change in company fundamentals or market conditions.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

When the Fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although ADRs and other depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities.

Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it difficult for the Fund to sell its securities and could reduce the value of your shares. Foreign companies may not be registered with the U.S. Securities and Exchange Commission (the "SEC") and are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers.

Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Fund investments in foreign currencies and securities denominated in foreign currencies are subject to currency risk. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Additionally, the value of the Fund's assets measured in U.S. dollars may be affected by exchange control regulations. The Fund will generally incur transaction costs in connection with conversions between various currencies which will negatively impact performance.

The Fund pursues a "value style" of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of market conditions, or a company's value or prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Institutional Class Shares of the Fund commenced operations on November 30, 2012. As a result, the performance information provided includes the returns of Investor Class Shares of the Fund for periods before November 30, 2012. Investor Class Shares are offered in a separate prospectus. Institutional Class Shares of the Fund would have substantially similar performance as Investor Class Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of Institutional Class Shares are lower.

Updated performance information is available on the Fund's website at www.cambiar.com or by calling 1-866-777-8227.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-777-8227
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cambiar.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the chart, the highest return for a quarter was 25.69% (quarter ended 6/30/2009) and the lowest return for a quarter was (32.95)% (quarter ended 09/30/2008). The Fund's Institutional Class Shares' total return from 1/1/2014 to 6/30/2014 was 0.24% .

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's Institutional Class Shares' total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.95%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2013
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

CAMBIAR INTERNATIONAL EQUITY FUND | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CAMBIAR INTERNATIONAL EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	FUND INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Cambiar International Equity Fund (the "Fund") seeks total return and capital preservation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 1, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 58% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees have been restated to reflect current fees due to a reduction in the management fee that occurred on September 1, 2013.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The Total Annual Fund Operating Expenses in this fee table, after fee reductions and/or expense reimbursements, do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The goal of the Fund is to provide above-average performance in both rising and falling market periods by investing in stocks that have limited downside risk and positive upside potential. The Fund normally seeks to achieve its goal by investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of foreign companies. This investment policy may be changed by the Fund upon 60 days' prior written notice to shareholders. The Fund expects, under normal market conditions, to invest in at least three different countries. In selecting investments for the Fund, the Adviser focuses predominantly on medium to large market capitalization equity securities.

The Adviser considers a company to be a "foreign company" if: (i) 50% of the company's assets are located outside of the United States; or (ii) 50% of the company's revenues are generated outside of the United States; or (iii) the company is domiciled or doing a substantial amount of business outside of the United States. The majority of these companies operate in "established" markets; however, when opportunities warrant, the Adviser may invest, without limit, in securities of companies in "emerging market" countries. An "emerging market" country is any country determined by the Adviser to have an emerging market economy, considering factors such as the country's credit rating, its political and economic stability and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products than more developed countries. In many circumstances, the Fund purchases American Depositary Receipt listings ("ADRs") of foreign companies on U.S. exchanges, rather than foreign shares on foreign exchanges, to facilitate greater liquidity and lower custodial expenses.

The Adviser's primary analysis criterion is active individual company selection based on the relative merits and valuation of the underlying corporate entity. The Adviser employs a relative value approach, whereby it searches for companies trading at the low end of historic and sectoral valuation ranges with a strong market position or product franchise and good overall financial condition. The Adviser's selection and screening criteria are extremely qualitative, and the Adviser makes little attempt to time market or sector movements. The following are typical factors the Adviser considers when purchasing stocks:

o	Low price-earnings ratio relative to historic norms and peer group;

o	Low cash flow multiple relative to historic norms and peer group;

o	New product and/or restructuring potential under-appreciated by the marketplace;

o	Sudden stock price decline caused by flight of "momentum investors" with little change in fundamentals; and

o	Excessive investor pessimism in relation to overall outlook for company over the medium to long term.

The Adviser also utilizes active country selection as a secondary selection criterion, which is overlaid on the bottom-up criteria described above. The Adviser's country allocation does not seek to replicate any particular index's country allocation by global capitalization or regional capitalization. However, the Adviser seeks to avoid specific countries where it is deemed that there exists a high likelihood of economic and financial turbulence due to poor or worsening economic fundamentals, and may seek larger positions in countries where specific economic risk factors are overestimated by the marketplace, causing depressed valuations. A similar approach will be used with regard to overweighting or underweighting specific industrial sectors by country.

The Adviser will tend to hold securities for longer periods of time. Positions held will be carefully re-examined when, for example:

o	The stock has realized its price target;

o	It experiences exaggerated price moves relative to actual developments; or

o	There is a material change in company fundamentals or market conditions.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

When the Fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although ADRs and other depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities.

Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it difficult for the Fund to sell its securities and could reduce the value of your shares. Foreign companies may not be registered with the U.S. Securities and Exchange Commission (the "SEC") and are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers.

Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Fund investments in foreign currencies and securities denominated in foreign currencies are subject to currency risk. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Additionally, the value of the Fund's assets measured in U.S. dollars may be affected by exchange control regulations. The Fund will generally incur transaction costs in connection with conversions between various currencies which will negatively impact performance.

The Fund pursues a "value style" of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of market conditions, or a company's value or prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in Investor Class Shares of the Fund by showing changes in the Fund's Investor Class Shares' performance from year to year and by showing how the Fund's Investor Class Shares' average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.cambiar.com or by calling 1-866-777-8227.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in Investor Class Shares of the Fund by showing changes in the Fund's Investor Class Shares' performance from year to year and by showing how the Fund's Investor Class Shares' average annual total returns for 1, 5 and 10 years and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-777-8227
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cambiar.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the chart, the Fund's Investor Class Shares' highest return for a quarter was 25.69% (quarter ended 06/30/2009) and the lowest return for a quarter was (32.95)% (quarter ended 09/30/2008). The Fund's Investor Class Shares' total return from 1/1/2014 to 6/30/2014 was 0.16%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's Investor Class Shares' total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.95%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2013
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

CAMBIAR INTERNATIONAL EQUITY FUND | INSTITUTIONAL CLASS SHARES | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 90 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.97%	[3],[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	99
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	352
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	624
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,403
2004	rr_AnnualReturn2004	15.48%
2005	rr_AnnualReturn2005	5.55%
2006	rr_AnnualReturn2006	29.04%
2007	rr_AnnualReturn2007	19.68%
2008	rr_AnnualReturn2008	(49.73%)
2009	rr_AnnualReturn2009	42.88%
2010	rr_AnnualReturn2010	12.83%
2011	rr_AnnualReturn2011	(8.08%)
2012	rr_AnnualReturn2012	17.03%
2013	rr_AnnualReturn2013	26.88%
Label	rr_AverageAnnualReturnLabel	Fund Returns Before Taxes
1 YEAR	rr_AverageAnnualReturnYear01	26.88%
5 YEARS	rr_AverageAnnualReturnYear05	17.08%
10 YEARS	rr_AverageAnnualReturnYear10	7.61%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	9.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 02, 1997
CAMBIAR INTERNATIONAL EQUITY FUND | INVESTOR CLASS SHARES | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 90 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%	[1]
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.28%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.22%	[4],[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	124
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	436
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	770
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,716
2004	rr_AnnualReturn2004	15.48%
2005	rr_AnnualReturn2005	5.55%
2006	rr_AnnualReturn2006	29.04%
2007	rr_AnnualReturn2007	19.68%
2008	rr_AnnualReturn2008	(49.73%)
2009	rr_AnnualReturn2009	42.88%
2010	rr_AnnualReturn2010	12.83%
2011	rr_AnnualReturn2011	(8.08%)
2012	rr_AnnualReturn2012	16.95%
2013	rr_AnnualReturn2013	26.57%
Label	rr_AverageAnnualReturnLabel	Fund Returns Before Taxes
1 YEAR	rr_AverageAnnualReturnYear01	26.57%
5 YEARS	rr_AverageAnnualReturnYear05	17.01%
10 YEARS	rr_AverageAnnualReturnYear10	7.58%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	9.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 02, 1997
CAMBIAR INTERNATIONAL EQUITY FUND | Fund Returns After Taxes on Distributions | INSTITUTIONAL CLASS SHARES | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions
1 YEAR	rr_AverageAnnualReturnYear01	26.83%
5 YEARS	rr_AverageAnnualReturnYear05	16.98%
10 YEARS	rr_AverageAnnualReturnYear10	6.79%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	8.60%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 02, 1997
CAMBIAR INTERNATIONAL EQUITY FUND | Fund Returns After Taxes on Distributions | INVESTOR CLASS SHARES | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions
1 YEAR	rr_AverageAnnualReturnYear01	26.56%
5 YEARS	rr_AverageAnnualReturnYear05	17.01%
10 YEARS	rr_AverageAnnualReturnYear10	6.94%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	8.70%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 02, 1997
CAMBIAR INTERNATIONAL EQUITY FUND | Fund Returns After Taxes on Distributions and Sales | INSTITUTIONAL CLASS SHARES | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions and Sale of Fund Shares
1 YEAR	rr_AverageAnnualReturnYear01	15.37%
5 YEARS	rr_AverageAnnualReturnYear05	13.96%
10 YEARS	rr_AverageAnnualReturnYear10	6.23%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	7.82%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 02, 1997
CAMBIAR INTERNATIONAL EQUITY FUND | Fund Returns After Taxes on Distributions and Sales | INVESTOR CLASS SHARES | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions and Sale of Fund Shares
1 YEAR	rr_AverageAnnualReturnYear01	15.16%
5 YEARS	rr_AverageAnnualReturnYear05	13.99%
10 YEARS	rr_AverageAnnualReturnYear10	6.38%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	7.92%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 02, 1997
CAMBIAR INTERNATIONAL EQUITY FUND | MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)
1 YEAR	rr_AverageAnnualReturnYear01	22.78%
5 YEARS	rr_AverageAnnualReturnYear05	12.44%
10 YEARS	rr_AverageAnnualReturnYear10	6.91%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 02, 1997
CAMBIAR INTERNATIONAL EQUITY FUND | MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes) | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)
1 YEAR	rr_AverageAnnualReturnYear01	22.78%
5 YEARS	rr_AverageAnnualReturnYear05	12.44%
10 YEARS	rr_AverageAnnualReturnYear10	6.91%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 02, 1997
CAMBIAR SMALL CAP FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CAMBIAR SMALL CAP FUND
Objective [Heading]	rr_ObjectiveHeading	FUND INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Cambiar Small Cap Fund (the "Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 1, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 67% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees have been restated to reflect current fees due to a reduction in the management fee that occurred on August 28, 2014.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses, and Management Fees have been restated to reflect current fees.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks of small cap companies. This investment policy may be changed by the Fund upon 60 days' prior written notice to shareholders. The Fund considers small-cap companies to be those with market capitalizations not greater than either that of the largest company in the Russell 2000 Index ($6.7 billion as of July 31, 2014) or $3.5 billion, whichever is greater at the time of purchase.

The Adviser's investment professionals work as a team to develop investment ideas by analyzing company and industry statements, monitoring Wall Street and other research sources and interviewing company management. The Adviser also evaluates economic conditions and fiscal and monetary policies. The Adviser's approach focuses first on individual stocks and then on industries or sectors. The Adviser does not attempt to time the market. The Adviser tries to select quality companies:

o	Possessing above-average financial characteristics;

o	Having seasoned management;

o	Enjoying product or market advantages;

o	Whose stock is selling at a low relative historical valuation based on ratios such as price-to-earnings, price-to-book, price-to-sales and price-to-cash flow;

o	Experiencing positive developments not yet recognized by the markets, such as positive changes in management, improved margins, corporate restructuring or new products; and/or

o	Possessing significant appreciation potential within 12 to 18 months.

The Adviser may sell a stock because:

o	It realizes positive developments and achieves its target price;

o	It experiences exaggerated price moves relative to actual developments;

o	It becomes overweighted in the portfolio; or

o	It experiences a change in or deteriorating fundamentals.

The Fund may buy and sell securities frequently, which could result in a high portfolio turnover rate.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization stocks may underperform other segments of the equity market or the equity market as a whole. The small-capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund pursues a "value style" of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of market conditions, or a company's value or prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

Due to its investment strategy, the Fund may buy and sell securities frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Institutional Class Shares of the Fund commenced operations on October 31, 2008. As a result, the performance information provided includes the returns of Investor Class Shares for periods prior to October 31, 2008. Investor Class Shares of the Fund are offered in a separate prospectus. Institutional Class Shares would have substantially similar performance as Investor Class Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of Institutional Class Shares are lower. Updated performance information is available on the Fund's website at www.cambiar.com or by calling 1-866-777-8227.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-777-8227
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cambiar.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the chart, the highest return for a quarter was 23.35% (quarter ended 06/30/2009) and the lowest return for a quarter was (27.30)% (quarter ended 12/31/2008). The Fund's Institutional Class Shares' total return from 1/1/2014 to 6/30/2014 was 4.39% .

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's Institutional Class Shares' total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.39%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.30%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2013
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

CAMBIAR SMALL CAP FUND | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CAMBIAR SMALL CAP FUND
Objective [Heading]	rr_ObjectiveHeading	FUND INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Cambiar Small Cap Fund (the "Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 1, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 67% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees have been restated to reflect current fees due to a reduction in the management fee that occurred on August 28, 2014.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses, and Management Fees have been restated to reflect current fees.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks of small-cap companies. This investment policy may be changed by the Fund upon 60 days' prior written notice to shareholders. The Fund considers small-cap companies to be those with market capitalizations not greater than either that of the largest company in the Russell 2000 Index ($6.7 billion as of July 31, 2014) or $3.5 billion, whichever is greater at the time of purchase.

The Adviser's investment professionals work as a team to develop investment ideas by analyzing company and industry statements, monitoring Wall Street and other research sources and interviewing company management. The Adviser also evaluates economic conditions and fiscal and monetary policies. The Adviser's approach focuses first on individual stocks and then on industries or sectors. The Adviser does not attempt to time the market. The Adviser tries to select quality companies:

o	Possessing above-average financial characteristics;

o	Having seasoned management;

o	Enjoying product or market advantages;

o	Whose stock is selling at a low relative historical valuation based on ratios such as price-to-earnings, price-to-book, price-to-sales and price-to-cash flow;

o	Experiencing positive developments not yet recognized by the markets, such as positive changes in management, improved margins, corporate restructuring or new products; and/or

o	Possessing significant appreciation potential within 12 to 18 months.

The Adviser may sell a stock because:

o	It realizes positive developments and achieves its target price;

o	It experiences exaggerated price moves relative to actual developments;

o	It becomes overweighted in the portfolio; or

o	It experiences a change in or deteriorating fundamentals.

The Fund may buy and sell securities frequently, which could result in a high portfolio turnover rate.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization stocks may underperform other segments of the equity market or the equity market as a whole. The small-capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund pursues a "value style" of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of market conditions, or a company's value or prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

Due to its investment strategy, the Fund may buy and sell securities frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in Investor Class Shares of the Fund by showing changes in the Fund's Investor Class Shares' performance from year to year and by showing how the Fund's Investor Class Shares' average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.cambiar.com or by calling 1-866-777-8227.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in Investor Class Shares of the Fund by showing changes in the Fund's Investor Class Shares' performance from year to year and by showing how the Fund's Investor Class Shares' average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-777-8227
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cambiar.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the chart, the Fund's Investor Class Shares' highest return for a quarter was 23.25% (quarter ended 06/30/2009) and the lowest return for a quarter was (27.38)% (quarter ended 12/31/2008). The Fund's Investor Class Shares' total return from 1/1/2014 to 6/30/2014 was 4.32%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's Investor Class Shares' total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.38%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2013
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

CAMBIAR SMALL CAP FUND | INSTITUTIONAL CLASS SHARES | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 90 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%	[8]
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%	[9]
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.06%	[10],[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	348
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	607
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,347
2005	rr_AnnualReturn2005	19.98%
2006	rr_AnnualReturn2006	21.15%
2007	rr_AnnualReturn2007	(3.88%)
2008	rr_AnnualReturn2008	(36.19%)
2009	rr_AnnualReturn2009	45.40%
2010	rr_AnnualReturn2010	35.93%
2011	rr_AnnualReturn2011	(1.16%)
2012	rr_AnnualReturn2012	13.40%
2013	rr_AnnualReturn2013	37.28%
Label	rr_AverageAnnualReturnLabel	Fund Returns Before Taxes
1 YEAR	rr_AverageAnnualReturnYear01	37.28%
5 YEARS	rr_AverageAnnualReturnYear05	24.91%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	12.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
CAMBIAR SMALL CAP FUND | INVESTOR CLASS SHARES | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 90 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%	[8]
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%	[9]
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.31%	[11],[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	133
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	426
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	740
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,631
2005	rr_AnnualReturn2005	19.98%
2006	rr_AnnualReturn2006	21.15%
2007	rr_AnnualReturn2007	(3.88%)
2008	rr_AnnualReturn2008	(36.27%)
2009	rr_AnnualReturn2009	45.12%
2010	rr_AnnualReturn2010	35.73%
2011	rr_AnnualReturn2011	(1.34%)
2012	rr_AnnualReturn2012	13.07%
2013	rr_AnnualReturn2013	36.88%
Label	rr_AverageAnnualReturnLabel	Fund Returns Before Taxes
1 YEAR	rr_AverageAnnualReturnYear01	36.88%
5 YEARS	rr_AverageAnnualReturnYear05	24.64%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	12.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
CAMBIAR SMALL CAP FUND | Fund Returns After Taxes on Distributions | INSTITUTIONAL CLASS SHARES | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions
1 YEAR	rr_AverageAnnualReturnYear01	33.05%
5 YEARS	rr_AverageAnnualReturnYear05	23.85%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	11.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
CAMBIAR SMALL CAP FUND | Fund Returns After Taxes on Distributions | INVESTOR CLASS SHARES | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions
1 YEAR	rr_AverageAnnualReturnYear01	32.62%
5 YEARS	rr_AverageAnnualReturnYear05	23.57%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	11.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
CAMBIAR SMALL CAP FUND | Fund Returns After Taxes on Distributions and Sales | INSTITUTIONAL CLASS SHARES | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions and Sale of Fund Shares
1 YEAR	rr_AverageAnnualReturnYear01	23.11%
5 YEARS	rr_AverageAnnualReturnYear05	20.37%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	10.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
CAMBIAR SMALL CAP FUND | Fund Returns After Taxes on Distributions and Sales | INVESTOR CLASS SHARES | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions and Sale of Fund Shares
1 YEAR	rr_AverageAnnualReturnYear01	22.91%
5 YEARS	rr_AverageAnnualReturnYear05	20.12%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	10.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
CAMBIAR SMALL CAP FUND | Russell 2000([R]) Index (reflects no deduction for fees, expenses, or taxes) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000(R) Index (reflects no deduction for fees, expenses, or taxes)
1 YEAR	rr_AverageAnnualReturnYear01	38.82%
5 YEARS	rr_AverageAnnualReturnYear05	20.08%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	9.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
CAMBIAR SMALL CAP FUND | Russell 2000([R]) Index (reflects no deduction for fees, expenses, or taxes) | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000(R) Index (reflects no deduction for fees, expenses, or taxes)
1 YEAR	rr_AverageAnnualReturnYear01	38.82%
5 YEARS	rr_AverageAnnualReturnYear05	20.08%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	9.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2004
CAMBIAR AGGRESSIVE VALUE FUND | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CAMBIAR AGGRESSIVE VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	FUND INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Cambiar Aggressive Value Fund (the "Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 1, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 167% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	167.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Normally, the Fund invests at least 65% of its net assets in equity securities of U.S. and non-U.S. companies within any market capitalization range. The equity securities in which the Fund will invest may include convertible securities. The Fund may also sell securities short as part of its investment strategy. In addition, the Fund may invest in derivatives, including options and total return swaps, in an effort to increase returns, to hedge against the risk of unfavorable price movements in the underlying instruments, to provide economic exposure to a security or issuer, to manage cash flows or currency exposure, to address tax considerations, or as an alternative to selling a security short.

The Fund typically invests in a portfolio of 20-30 issuers that the Adviser believes represent the best opportunities for long-term capital appreciation. Due to the focused nature of the Fund's investment strategy, the Fund is considered to be non-diversified. The Adviser's primary analysis criteria is active individual company selection based on the relative merits and valuation of the underlying corporate entity. The Adviser employs a relative value approach, whereby it searches for companies trading at the low end of historic and sectoral valuation ranges, with a strong market position or product franchise and good overall financial condition. The Adviser's selection and screening criteria are extremely qualitative, and the Adviser makes little attempt to time market or sector movements.

Consistent with its effort to create a focused portfolio of the companies which it believes represent the best opportunities for long-term capital appreciation, the Adviser may at times allocate a significant percentage of the Fund's assets to securities of non-U.S. companies that trade in either domestic or foreign markets. The Adviser may invest in securities of companies in "emerging market" countries. An "emerging market" country is any country determined by the Adviser to have an emerging market economy, considering factors such as the country's credit rating, its political and economic stability, and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products than more developed countries. The Adviser's allocation among various foreign countries does not seek to replicate any particular index's country allocation by global capitalization or regional capitalization. There is no limit on investments in securities of foreign issuers, including emerging markets issuers.

The following are typical factors the Adviser considers when purchasing stocks:

o	Low price-earnings ratio relative to historic norms and peer group;

o	Low cash flow multiple relative to historic norms and peer group;

o	New product and/or restructuring potential under-appreciated by the marketplace;

o	Sudden stock price decline caused by flight of "momentum investors" with little change in fundamentals; and

o	Excessive investor pessimism in relation to overall outlook for company over the medium to long term.

The Adviser's short strategy is utilized opportunistically and is driven by the same underlying philosophy and investment process as the long portion of the portfolio. If the Adviser determines that a company does not have the underlying fundamentals to be added to the Fund as a long position, it will consider using the stock speculatively as a short position or as a paired trade to hedge a long position in the Fund.

The Adviser may sell a stock that the Fund holds long because:

o	It realizes positive developments and achieves its target price;

o	It experiences exaggerated price moves relative to actual developments; or

o	It experiences a change in or deteriorating fundamentals.

The Fund may buy and sell securities frequently, which could result in a high portfolio turnover rate.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

When the Fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although American Depositary Receipts ("ADRs") and other depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it difficult for the Fund to sell its securities and could reduce the value of your shares. Foreign companies may not be registered with the U.S. Securities and Exchange Commission (the "SEC") and are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers.

Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Fund investments in foreign currencies and securities denominated in foreign currencies are subject to currency risk. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Additionally, the value of the Fund's assets measured in U.S. dollars may be affected by exchange control regulations. The Fund will generally incur transaction costs in connection with conversions between various currencies which will negatively impact performance.

The Fund may invest in convertible securities, which generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security's market value tends to reflect the market price of the common stock of the issuing company when the stock price is greater than the convertible security's conversion price. The conversion price is defined as the predetermined price at which the convertible could be exchanged for the associated stock. A convertible security may lose all of its value if the value of the underlying stock falls below the conversion price of the security. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before the company's common stock holders. Consequently, the issuer's convertible securities generally entail less risk than its common stock.

The Fund's use of derivatives, including options and swaps, is subject to market risk, leverage risk, correlation risk, liquidity risk, counterparty risk, valuation risk and hedging risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Fund would like, which may cause the Fund to have to lower the selling price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Fund's management or performance. Counterparty risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Hedging risk is the risk that derivatives instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

When the Fund sells securities "short," the Fund may be subject to substantially higher risks and greater volatility than most mutual funds. The Fund seeks to increase return and reduce risk by using short sales and other forms of volatile financial derivatives such as options. Short sales are speculative investments that will cause the Fund to lose money if the value of a security does not go down as the Adviser expects. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss, although the Fund may be able to limit any such losses by purchasing the security sold short. Short sales can also be used as a hedge and therefore lower the overall risk of the Fund.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Fund pursues a "value style" of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of market conditions, or a company's value or prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

Due to its investment strategy, the Fund may buy and sell securities frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term gains) realized by the Fund. Shareholders may pay tax on such capital gains. In addition, the use of short sales may cause the Fund to have higher expenses (especially interest on borrowings and dividend expenses) than those of other equity mutual funds.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in Investor Class Shares the Fund by showing changes in the Fund's Investor Class Shares' performance from year to year and by showing how the Fund's Investor Class Shares' average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.cambiar.com or by calling 1-866-777-8227.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in Investor Class Shares the Fund by showing changes in the Fund's Investor Class Shares' performance from year to year and by showing how the Fund's Investor Class Shares' average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-777-8227
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cambiar.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the chart, the Fund's Investor Class Shares' highest return for a quarter was 30.74% (quarter ended 09/30/2009) and the lowest return for a quarter was (32.69)% (quarter ended 09/30/2011). The Fund's Investor Class Shares' total return from 1/1/2014 to 6/30/2014 was 13.70%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's Investor Class Shares' total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.69%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2013
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

CAMBIAR AGGRESSIVE VALUE FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CAMBIAR AGGRESSIVE VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	FUND INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Cambiar Aggressive Value Fund (the "Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 1, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 167% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	167.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Normally, the Fund invests at least 65% of its net assets in equity securities of U.S. and non-U.S. companies within any market capitalization range. The equity securities in which the Fund will invest may include convertible securities. The Fund may also sell securities short as part of its investment strategy. In addition, the Fund may invest in derivatives, including options and total return swaps, in an effort to increase returns, to hedge against the risk of unfavorable price movements in the underlying instruments, to provide economic exposure to a security or issuer, to manage cash flows or currency exposure, to address tax considerations, or as an alternative to selling a security short.

The Fund typically invests in a portfolio of 20-30 issuers that the Adviser believes represent the best opportunities for long-term capital appreciation. Due to the focused nature of the Fund's investment strategy, the Fund is considered to be non-diversified. The Adviser's primary analysis criteria is active individual company selection based on the relative merits and valuation of the underlying corporate entity. The Adviser employs a relative value approach, whereby it searches for companies trading at the low end of historic and sectoral valuation ranges, with a strong market position or product franchise and good overall financial condition. The Adviser's selection and screening criteria are extremely qualitative, and the Adviser makes little attempt to time market or sector movements.

Consistent with its effort to create a focused portfolio of the companies which it believes represent the best opportunities for long-term capital appreciation, the Adviser may at times allocate a significant percentage of the Fund's assets to securities of non-U.S. companies that trade in either domestic or foreign markets. The Adviser may invest in securities of companies in "emerging market" countries. An "emerging market" country is any country determined by the Adviser to have an emerging market economy, considering factors such as the country's credit rating, its political and economic stability, and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products than more developed countries. The Adviser's allocation among various foreign countries does not seek to replicate any particular index's country allocation by global capitalization or regional capitalization. There is no limit on investments in securities of foreign issuers, including emerging markets issuers.

The following are typical factors the Adviser considers when purchasing stocks:

o	Low price-earnings ratio relative to historic norms and peer group;

o	Low cash flow multiple relative to historic norms and peer group;

o	New product and/or restructuring potential under-appreciated by the marketplace;

o	Sudden stock price decline caused by flight of "momentum investors" with little change in fundamentals; and

o	Excessive investor pessimism in relation to overall outlook for company over the medium to long term.

The Adviser's short strategy is utilized opportunistically and is driven by the same underlying philosophy and investment process as the long portion of the portfolio. If the Adviser determines that a company does not have the underlying fundamentals to be added to the Fund as a long position, it will consider using the stock speculatively as a short position or as a paired trade to hedge a long position in the Fund.

The Adviser may sell a stock that the Fund holds long because:

o	It realizes positive developments and achieves its target price;

o	It experiences exaggerated price moves relative to actual developments; or

o	It experiences a change in or deteriorating fundamentals.

The Fund may buy and sell securities frequently, which could result in a high portfolio turnover rate.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

When the Fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although American Depositary Receipts ("ADRs") and other depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it difficult for the Fund to sell its securities and could reduce the value of your shares. Foreign companies may not be registered with the U.S. Securities and Exchange Commission (the "SEC") and are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers.

Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Fund investments in foreign currencies and securities denominated in foreign currencies are subject to currency risk. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Additionally, the value of the Fund's assets measured in U.S. dollars may be affected by exchange control regulations. The Fund will generally incur transaction costs in connection with conversions between various currencies which will negatively impact performance.

The Fund may invest in convertible securities, which generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security's market value tends to reflect the market price of the common stock of the issuing company when the stock price is greater than the convertible security's conversion price. The conversion price is defined as the predetermined price at which the convertible could be exchanged for the associated stock. A convertible security may lose all of its value if the value of the underlying stock falls below the conversion price of the security. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before the company's common stock holders. Consequently, the issuer's convertible securities generally entail less risk than its common stock.

The Fund's use of derivatives, including options and swaps, is subject to market risk, leverage risk, correlation risk, liquidity risk, counterparty risk, valuation risk and hedging risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Liquidity risk is the risk that the derivative may be difficult or impossible to sell at the time and the price that the Fund would like, which may cause the Fund to have to lower the selling price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Fund's management or performance. Counterparty risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Hedging risk is the risk that derivatives instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

When the Fund sells securities "short," the Fund may be subject to substantially higher risks and greater volatility than most mutual funds. The Fund seeks to increase return and reduce risk by using short sales and other forms of volatile financial derivatives such as options. Short sales are speculative investments that will cause the Fund to lose money if the value of a security does not go down as the Adviser expects. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss, although the Fund may be able to limit any such losses by purchasing the security sold short. Short sales can also be used as a hedge and therefore lower the overall risk of the Fund.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Fund pursues a "value style" of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of market conditions, or a company's value or prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

Due to its investment strategy, the Fund may buy and sell securities frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term gains) realized by the Fund. Shareholders may pay tax on such capital gains. In addition, the use of short sales may cause the Fund to have higher expenses (especially interest on borrowings and dividend expenses) than those of other equity mutual funds.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

As of the date of this prospectus, Institutional Class Shares of the Fund have not commenced operations and therefore have no performance information to report. The performance information provided shows the returns of Investor Class Shares of the Fund, which are offered in a separate prospectus. Institutional Class Shares of the Fund would have substantially similar performance as Investor Class Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of Institutional Class Shares are lower. Updated performance information is available on the Fund's website at www.cambiar.com or by calling 1-866-777-8227.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-777-8227
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cambiar.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the chart, the Fund's Investor Class Shares' highest return for a quarter was 30.74% (quarter ended 09/30/2009) and the lowest return for a quarter was (32.69)% (quarter ended 09/30/2011). The Fund's Investor Class Shares' total return from 1/1/2014 to 6/30/2014 was 13.70% .

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's Investor Class Shares' total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.69%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2013
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

CAMBIAR AGGRESSIVE VALUE FUND | INVESTOR CLASS SHARES | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 90 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.35%	[12]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	137
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	436
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	757
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,665
2008	rr_AnnualReturn2008	(43.82%)
2009	rr_AnnualReturn2009	77.88%
2010	rr_AnnualReturn2010	38.54%
2011	rr_AnnualReturn2011	(17.25%)
2012	rr_AnnualReturn2012	5.98%
2013	rr_AnnualReturn2013	52.05%
Label	rr_AverageAnnualReturnLabel	Fund Returns Before Taxes
1 YEAR	rr_AverageAnnualReturnYear01	52.05%
5 YEARS	rr_AverageAnnualReturnYear05	26.86%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	10.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2007
CAMBIAR AGGRESSIVE VALUE FUND | INSTITUTIONAL CLASS SHARES | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 90 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.10%	[13]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	358
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	624
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,383
2008	rr_AnnualReturn2008	(43.82%)
2009	rr_AnnualReturn2009	77.88%
2010	rr_AnnualReturn2010	38.54%
2011	rr_AnnualReturn2011	(17.25%)
2012	rr_AnnualReturn2012	5.98%
2013	rr_AnnualReturn2013	52.05%
Label	rr_AverageAnnualReturnLabel	Fund Returns Before Taxes
1 YEAR	rr_AverageAnnualReturnYear01	52.05%
5 YEARS	rr_AverageAnnualReturnYear05	26.86%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	10.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2007
CAMBIAR AGGRESSIVE VALUE FUND | Fund Returns After Taxes on Distributions | INVESTOR CLASS SHARES | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions
1 YEAR	rr_AverageAnnualReturnYear01	52.05%
5 YEARS	rr_AverageAnnualReturnYear05	26.19%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	9.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2007
CAMBIAR AGGRESSIVE VALUE FUND | Fund Returns After Taxes on Distributions | INSTITUTIONAL CLASS SHARES | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions
1 YEAR	rr_AverageAnnualReturnYear01	52.05%
5 YEARS	rr_AverageAnnualReturnYear05	26.19%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	9.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2007
CAMBIAR AGGRESSIVE VALUE FUND | Fund Returns After Taxes on Distributions and Sales | INVESTOR CLASS SHARES | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions and Sale of Fund Shares
1 YEAR	rr_AverageAnnualReturnYear01	29.46%
5 YEARS	rr_AverageAnnualReturnYear05	22.05%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	8.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2007
CAMBIAR AGGRESSIVE VALUE FUND | Fund Returns After Taxes on Distributions and Sales | INSTITUTIONAL CLASS SHARES | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions and Sale of Fund Shares
1 YEAR	rr_AverageAnnualReturnYear01	29.46%
5 YEARS	rr_AverageAnnualReturnYear05	22.05%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	8.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2007
CAMBIAR AGGRESSIVE VALUE FUND | MSCI World Index (reflects no deduction for fees, expenses, or taxes) | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Index (reflects no deduction for fees, expenses, or taxes)
1 YEAR	rr_AverageAnnualReturnYear01	26.68%	[14]
5 YEARS	rr_AverageAnnualReturnYear05	15.02%	[14]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.95%	[14]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2007
CAMBIAR AGGRESSIVE VALUE FUND | MSCI World Index (reflects no deduction for fees, expenses, or taxes) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Index (reflects no deduction for fees, expenses, or taxes)
1 YEAR	rr_AverageAnnualReturnYear01	26.68%	[15]
5 YEARS	rr_AverageAnnualReturnYear05	15.02%	[15]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	2.95%	[15]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2007
CAMBIAR AGGRESSIVE VALUE FUND | Russell 3000(R) Index (reflects no deduction for fees, expenses, or taxes) | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000(R) Index (reflects no deduction for fees, expenses, or taxes)
1 YEAR	rr_AverageAnnualReturnYear01	33.55%	[14]
5 YEARS	rr_AverageAnnualReturnYear05	18.71%	[14]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.39%	[14]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2007
CAMBIAR AGGRESSIVE VALUE FUND | Russell 3000(R) Index (reflects no deduction for fees, expenses, or taxes) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000(R) Index (reflects no deduction for fees, expenses, or taxes)
1 YEAR	rr_AverageAnnualReturnYear01	33.55%
5 YEARS	rr_AverageAnnualReturnYear05	18.71%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2007
CAMBIAR SMID FUND | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CAMBIAR SMID FUND
Objective [Heading]	rr_ObjectiveHeading	FUND INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Cambiar SMID Fund (the "Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 1, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 71% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	71.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees have been restated to reflect current fees due to a reduction in the management fee that occurred on August 28, 2014.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses, and Management Fees have been restated to reflect current fees.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks of small- to mid-sized companies. This investment policy may be changed by the Fund upon 60 days' prior written notice to shareholders. The Fund considers small- and mid-sized companies to be those companies with market capitalizations of up to $12 billion at the time of purchase. The Fund normally invests in 35-45 common stocks.

The Adviser's investment professionals work as a team to develop investment ideas by analyzing company and industry statements, monitoring Wall Street and other research sources and interviewing company management. The Adviser also evaluates economic conditions and fiscal and monetary policies. The Adviser's approach focuses first on individual stocks and then on industries or sectors. The Adviser does not attempt to time the market. The Adviser tries to select quality companies:

o	Possessing above-average financial characteristics;

o	Having seasoned management;

o	Enjoying product or market advantages;

o	Whose stock is selling at a low relative historical valuation based on ratios such as price-to-earnings, price-to-book, price-to-sales and price-to-cash flow;

o	Experiencing positive developments not yet recognized by the markets, such as positive changes in management, improved margins, corporate restructuring or new products; and/or

o	Possessing significant appreciation potential within 12 to 18 months.

The Adviser may sell a stock because:

o	It realizes positive developments and achieves its target price;

o	It experiences exaggerated price moves relative to actual developments;

o	It becomes overweighted in the portfolio; or

o	It experiences a change in or deteriorating fundamentals.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that mid- and small capitalization stocks may underperform other segments of the equity market or the equity market as a whole. The mid- and small-capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid- and small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid- and small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund invests in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Fund pursues a "value style" of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of market conditions, or a company's value or prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in Investor Class Shares of the Fund by showing changes in the Fund's Investor Class Shares' performance from year to year and by showing how the Fund's Investor Class Shares' average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.cambiar.com or by calling 1-866-777-8227.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in Investor Class Shares of the Fund by showing changes in the Fund's Investor Class Shares' performance from year to year and by showing how the Fund's Investor Class Shares' average annual total returns for 1 year and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-777-8227
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cambiar.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the chart, the Fund's Investor Class Shares' highest return for a quarter was 13.14% (quarter ended 3/31/2013) and the lowest return for a quarter was (9.81)% (quarter ended 6/30/2012). The Fund's Investor Class Shares' total return from 1/1/2014 to 6/30/2014 was 9.02% ..

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's Investor Class Shares' total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.81%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2013
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

CAMBIAR SMID FUND | INVESTOR CLASS SHARES | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 90 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%	[8]
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	3.11%
Other Expenses	rr_OtherExpensesOverAssets	3.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.37%	[9]
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(3.06%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.31%	[11],[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	133
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,045
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,969
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,329
2012	rr_AnnualReturn2012	11.77%
2013	rr_AnnualReturn2013	46.15%
Label	rr_AverageAnnualReturnLabel	Fund Returns Before Taxes
1 YEAR	rr_AverageAnnualReturnYear01	46.15%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	13.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
CAMBIAR SMID FUND | Fund Returns After Taxes on Distributions | INVESTOR CLASS SHARES | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions
1 YEAR	rr_AverageAnnualReturnYear01	43.82%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	13.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
CAMBIAR SMID FUND | Fund Returns After Taxes on Distributions and Sales | INVESTOR CLASS SHARES | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions and Sale of Fund Shares
1 YEAR	rr_AverageAnnualReturnYear01	26.86%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	10.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
CAMBIAR SMID FUND | Russell 2500 Index(R) (reflects no deduction for fees, expenses, or taxes) | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2500 Index(R) (reflects no deduction for fees, expenses, or taxes)
1 YEAR	rr_AverageAnnualReturnYear01	36.80%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	14.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2011
CAMBIAR GLOBAL SELECT FUND | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CAMBIAR GLOBAL SELECT FUND
Objective [Heading]	rr_ObjectiveHeading	FUND INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Cambiar Global Select Fund (the "Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 1, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 67% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees have been restated to reflect current fees due to a reduction in the management fee that occurred on August 28, 2014.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses, and Management Fees have been restated to reflect current fees.

Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies located throughout the world. The equity securities in which the Fund generally invests are common stocks and American Depositary Receipts ("ADRs"). The Fund may invest in securities of companies of any market capitalization and expects, under normal market conditions, to invest in at least three different countries and invest at least 40% of its assets in non-U.S. companies. The Adviser considers a company to be a "non-U.S. company" if: (i) 50% of the company's assets are located outside of the United States; or (ii) 50% of the company's revenues are generated outside of the United States; or (iii) the company is domiciled or doing a substantial amount of business outside of the United States. The majority of these companies operate in "established" markets; however, when opportunities warrant, the Adviser may invest up to 25% of its assets in securities of companies in "emerging market" countries. An "emerging market" country is any country determined by the Adviser to have an emerging market economy, considering factors such as the country's credit rating, its political and economic stability and the development of its financial and capital markets. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products than more developed countries. In many circumstances, the Fund purchases ADRs of foreign companies on U.S. exchanges, rather than foreign shares on foreign exchanges, to facilitate greater liquidity and lower custodial expenses.

The Adviser's investment professionals work as a team to develop investment ideas by analyzing company and industry statements, monitoring Wall Street and other research sources and interviewing company management. The Adviser also evaluates economic conditions and fiscal and monetary policies. The Adviser's approach focuses first on individual stocks and then on industries or sectors. The Adviser does not attempt to time the market. The Adviser tries to select quality companies:

o	Possessing above-average financial characteristics;

o	Having seasoned management;

o	Enjoying product or market advantages;

o	Whose stock is selling at a low relative historical valuation based on ratios such as price-to-earnings, price-to-book, price-to-sales and price-to-cash flow;

o	Experiencing positive developments not yet recognized by the markets, such as positive changes in management, improved margins, corporate restructuring or new products; and/or

o	Possessing significant appreciation potential within 12 to 18 months.

The Adviser may sell a stock because:

o	It realizes positive developments and achieves its target price;

o	It experiences exaggerated price moves relative to actual developments;

o	It becomes overweighted in the portfolio; or

o	It experiences a change in or deteriorating fundamentals.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

When the Fund invests in foreign securities, it will be subject to risks not typically associated with domestic securities. Although ADRs and other depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it difficult for the Fund to sell its securities and could reduce the value of your shares. Foreign companies may not be registered with the U.S. Securities and Exchange Commission (the "SEC") and are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers.

Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Fund investments in foreign currencies and securities denominated in foreign currencies are subject to currency risk. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Additionally, the value of the Fund's assets measured in U.S. dollars may be affected by exchange control regulations. The Fund will generally incur transaction costs in connection with conversions between various currencies which will negatively impact performance.

The Fund pursues a "value style" of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of market conditions, or a company's value or prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate the risks and volatility of an investment in Investor Class Shares of the Fund by showing changes in the Fund's Investor Class Shares' performance from year to year and by showing how the Fund's Investor Class Shares' average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at www.cambiar.com or by calling 1-866-777-8227.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate the risks and volatility of an investment in Investor Class Shares of the Fund by showing changes in the Fund's Investor Class Shares' performance from year to year and by showing how the Fund's Investor Class Shares' average annual total returns for 1 year and since inception compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-777-8227
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cambiar.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the chart, the Fund's Investor Class Shares' highest return for a quarter was 11.69% (quarter ended 3/31/2012) and the lowest return for a quarter was (8.61)% (quarter ended 6/30/2012). The Fund's Investor Class Shares' total return from 1/1/2014 to 6/30/2014 was 2.80%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's Investor Class Shares' total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.61%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2013
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

CAMBIAR GLOBAL SELECT FUND | INVESTOR CLASS SHARES | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 90 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.90%	[8]
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	4.52%
Other Expenses	rr_OtherExpensesOverAssets	4.77%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.68%	[9]
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(4.47%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.21%	[16],[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	123
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,294
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,450
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 5,269
2012	rr_AnnualReturn2012	13.51%
2013	rr_AnnualReturn2013	33.73%
Label	rr_AverageAnnualReturnLabel	Fund Returns Before Taxes
1 YEAR	rr_AverageAnnualReturnYear01	33.73%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	22.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2011
CAMBIAR GLOBAL SELECT FUND | Fund Returns After Taxes on Distributions | INVESTOR CLASS SHARES | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions
1 YEAR	rr_AverageAnnualReturnYear01	29.65%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	20.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2011
CAMBIAR GLOBAL SELECT FUND | Fund Returns After Taxes on Distributions and Sales | INVESTOR CLASS SHARES | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fund Returns After Taxes on Distributions and Sale of Fund Shares
1 YEAR	rr_AverageAnnualReturnYear01	19.99%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	17.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2011
CAMBIAR GLOBAL SELECT FUND | MSCI ACWI (reflects no deduction for fees, expenses, or taxes) | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI ACWI (reflects no deduction for fees, expenses, or taxes)
1 YEAR	rr_AverageAnnualReturnYear01	22.80%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	18.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2011

[1]	Management Fees have been restated to reflect current fees due to a reduction in the management fee that occurred on September 1, 2013.
[2]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because management fees have been restated to reflect current fees.
[3]	Cambiar Investors LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 0.95% of the Fund's Institutional Class Shares' average daily net assets until September 1, 2015. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on September 1, 2015.
[4]	Cambiar Investors LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.20% of the Fund's Investor Class Shares' average daily net assets until September 1, 2015. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on September 1, 2015.
[5]	The Total Annual Fund Operating Expenses in this fee table, after fee reductions and/or expense reimbursements, do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.
[6]	The Since Inception after-tax returns include performance prior to the Fund's registration as a mutual fund on September 9, 2002, which has not been adjusted to reflect distributions that are generally required for a mutual fund. If the adjustments had been made, the Since Inception after-tax returns may have been lower. More information about the Fund's history and performance can be found on page 35.
[7]	The Since Inception after-tax returns include performance prior to the Fund's registration as a mutual fund on September 9, 2002, which has not been adjusted to reflect distributions that are generally required for a mutual fund. If the adjustments had been made, the Since Inception after-tax returns may have been lower. More information about the Fund's history and performance can be found on page 55.
[8]	Management Fees have been restated to reflect current fees due to a reduction in the management fee that occurred on August 28, 2014.
[9]	The Total Annual Fund Operating Expenses in this fee table, both before and after fee reductions and/or expense reimbursements, do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses, and Management Fees have been restated to reflect current fees.
[10]	Cambiar Investors LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.05% of the Fund's Institutional Class Shares' average daily net assets until September 1, 2015. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust"), for any reason at
[11]	Cambiar Investors LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.30% of the Fund's Investor Class Shares' average daily net assets until September 1, 2015. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on September 1, 2015.
[12]	Cambiar Investors LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.35% of the Fund's Investor Class Shares' average daily net assets until September 1, 2015. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on September 1, 2015.
[13]	Cambiar Investors LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.10% of the Fund's Institutional Class Shares' average daily net assets until September 1, 2015. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on September 1, 2015.
[14]	As of August 28, 2014, the Fund's benchmark changed from the Russell 3000(R) Index to the MSCI World Index. The Adviser believes that the MSCI World Index is a more appropriate benchmark for the Fund as it better represents the universe of securities in which the Fund may invest.
[15]	As of August 28, 2014, the Fund's benchmark changed from the Russell 3000([R]) Index to the MSCI World Index. The Adviser believes that the MSCI World Index is a more appropriate benchmark for the Fund as it better represents the universe of securities in which the Fund may invest.
[16]	Cambiar Investors LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.20% of the Fund's Investor Class Shares' average daily net assets until September 1, 2015. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this Agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on September 1, 2015.